Going Concern	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3. Going Concern

Our financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In addition, we have not generated revenue since our inception. During the nine months ended December 31, 2020, we reported a net loss of $576,787 and negative cash flows of $233,332 from operating activities. These factors, among others, raise substantial doubt regarding our ability to continue as a going concern. The accompanying unaudited financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from our possible inability to continue as a going concern.

We will require additional financing to continue to develop our product and execute on our business plan. However, there can be no assurances that we will be successful in raising the additional capital necessary to continue operations and execute on our business plan.

A novel strain of coronavirus (COVID-19) was first identified in December 2019, and subsequently declared a global pandemic by the World Health Organization on March 11, 2020. As a result of the outbreak, many companies have experienced disruptions in their operations and in markets served. We have instituted some and may take additional temporary precautionary measures intended to help ensure the well-being of its managers and minimize business disruption. We considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on our results of operations and financial position at December 31, 2020. The full extent of the future impacts of COVID-19 on our operations is uncertain. A prolonged outbreak could have a material adverse impact on our financial results and business operations, including the timing and ability of obtaining financing to fund the operations and to develop our business plan.

2. Going Concern

Our financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We incorporated our business on January 12, 2018, the date of our inception, and have not yet commenced commercial operations. During the fiscal year ended March 31, 2020, we reported a loss of $125,039 and negative cash flows from operating activities of $132,898; and we have not commenced operations. As a result, management believes that there is substantial doubt about our ability to continue as a going concern.

We will require additional financing to continue to develop our product and execute on our business plan. However, there can be no assurances that we will be successful in raising the additional capital necessary to continue operations and execute on our business plan. In 2020 we raised $500,000 through the private placement of shares of our common stock. We also issued a warrant to purchase up to $1,500,000 of additional shares, although there can be no assurance that the warrant will be exercised. We plan to use the net proceeds of the private placement to hire a chief technical officer, to retain software and blockchain developers and to develop our blockchain based check-out solution. Management believes the funding from the private placement, the potential exercise of some or all of the warrant, and the growth strategy actions executed and planned for execution could contribute to our ability to mitigate any substantial doubt as to our ability to continue as a going concern.